FLEXIBLE PREMIUM VARIABLE ANNUITY - C

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated December 12, 2011

to the

Prospectus dated May 1, 2008

Effective on or about December 12, 2011, the following subaccount name changes will occur:

Current Subaccount Name(1)	New Subaccount Name
Transamerica Asset Allocation – Conservative VP	TA Asset Allocation – Conservative
Transamerica Asset Allocation – Growth VP	TA Asset Allocation – Growth
Transamerica Asset Allocation – Moderate VP	TA Asset Allocation – Moderate
Transamerica Asset Allocation – Moderate Growth VP	TA Asset Allocation – Moderate Growth
Transamerica International Moderate Growth VP	TA International Moderate Growth
Transamerica AEGON High Yield Bond VP	TA AEGON High Yield Bond
Transamerica AEGON Money Market VP	TA AEGON Money Market
Transamerica AEGON U.S. Government Securities	TA AEGON U.S. Government Securities
Transamerica AllianceBernstein Dynamic Allocation VP	TA AllianceBernstein Dynamic Allocation
Transamerica BlackRock Large Cap Value VP	TA BlackRock Large Cap Value
Transamerica Clarion Global Real Estate Securities VP	TA Clarion Global Real Estate Securities
Transamerica JPMorgan Enhanced Index VP	TA JPMorgan Enhanced Index
Transamerica Multi-Managed Balanced VP	TA Multi-Managed Balanced
Transamerica Jennison Growth VP	TA Jennison Growth
Transamerica MFS International Equity VP	TA MFS International Equity
Transamerica Morgan Stanley Active International Allocation VP	TA Morgan Stanley Active International Allocation
Transamerica Morgan Stanley Capital Growth VP	TA Morgan Stanley Capital Growth
Transamerica Morgan Stanley Growth Opportunities VP	TA Morgan Stanley Growth Opportunities
Transamerica Morgan Stanley Mid-Cap Growth VP	TA Morgan Stanley Mid-Cap Growth
Transamerica Multi Managed Large Cap Core VP	TA Multi Managed Large Cap Core
Transamerica PIMCO Total Return VP	TA PIMCO Total Return
TransamericaT. Rowe Price Small Cap VP	TA T. Rowe Price Small Cap
Transamerica WMC Diversified Equity VP	TA WMC Diversified Equity
Transamerica WMC Diversified Growth VP	TA WMC Diversified Growth

(1)	Also the name of the underlying fund portfolio the subaccount invests in. The underlying fund portfolio name is not changing.

Effective on or about December 12, 2011, the following subaccounts (the “subaccounts”) will be closed to new investments:

•	Invesco V.I. Basic Value Fund
•	Invesco V.I. Capital Appreciation Fund
•	AllianceBernstein Large Cap Growth Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Mutual Shares Securities Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – C dated May 1, 2008

•	Janus Aspen – Enterprise Portfolio
•	Janus Aspen – Worldwide Portfolio
•	MFS® Total Return Series

“Closed to new investments” means no one can allocate additional amounts (either through policy transfer or additional premium) to the Subaccounts after December 12, 2011.

If you have any amount in the Subaccounts on December 12, 2011, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the Subaccounts into other subaccounts;
•	withdraw amounts from the Subaccounts; and
•	maintain your current investment in the Subaccounts.

Please note: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the Subaccount, you need to provide us with new instructions for amounts that would have otherwise gone into the Subaccount.

Effective on or about December 30, 2011, the following subaccount mergers will occur:

Existing Subaccount	Acquiring Subaccount
TA Morgan Stanley Growth Opportunities	TA Morgan Stanley Mid Cap Growth
TA WMC Diversified Equity	TA WMC Diversified Growth

Any references in the Prospectus to the subaccounts are hereby changed as noted above.

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